Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

1.	On July 3, 2024, Viewbix Inc. entered into a definitive securities purchase agreement (the “Purchase Agreement”) with a certain investor (the “Lead Investor”) for the purchase and sale in a private placement (the “Private Placement”). For more information, see note 3E.

2.	On July 4, 2024, Viewbix Inc. entered into a credit facility agreement, as restated on July 22, 2024, and amended on July 25, 2024, for USD 2.5 million. The amount will accrue interest at a rate of 12% per annum and will be paid in shares and warrants.

3.	On July 21, 2024, the Company and Metagramm signed an amendment to the agreement according to which after 3 months from the amendment date, Metagramm will pay the Company USD 15 thousand per month. In the event the pilot will not be approved commencing 6 months of the amendment date, Metagramm will repay the loan including all recruiting interest, in monthly repayments, at the monthly amount of the highest of: (i) USD 10 thousand or (ii) 60%of Metagramm’s monthly profit. Metagramm will commence the monthly payments at the earlier of 6 months commencing the amendment date or commencing the dated of the pilot approval.

4.	On July 2, 2024, the Company signed a sales agreement to sell a portion of its stake of 662,980 shares in Polyrizon for total proceeds of approximately USD 340 thousand. As a result, the Company’s holdings in Polyrizon were diluted from 38.31% to 9.75% of the issued and outstanding share capital of Polyrizon.

5.	On July 28, 2024, Viewbix Inc. entered into a second credit facility agreement for USD 3 million with certain lenders. The loan amount will accrue interest at a rate of 12% per annum and will be paid in shares and warrants.

6.	On July 31, 2024, Viewbix Inc. entered into a Securities Exchange Agreement, with Metagramm pursuant to which Viewbix Inc. agreed to issue to Metagramm 9.99% of its issued and outstanding share capital in exchange for 19.99% of Metagramm’s issued and outstanding share capital. The transactions are expected to close following the Uplist (as defined in note 3E).

7.	On August 5, 2024, the Company effected a ratio change which resulted in a reverse split of the Company’s American Depositary Receipt, or ADR, program on the basis of one (1) new ADS for every 2.666666 old ADSs held. As a result, the number of ordinary shares of the Company represented by each American Depositary Share, or ADS, was changed from fifteen (15) ordinary shares to forty (40) ordinary shares effective as of August 5, 2024.

8.

On August 13, 2024, Polyrizon entered into an agreement with SciSparc for the purchase of an exclusive, worldwide, royalty-bearing license with respect to intellectual property rights associated with SciSparc’s SCI-160 platform (the “Licensed Patent Rights”), in order to research, develop and commercialize the Licensed Patent Rights in connection with the diagnosis, prevention, and treatment of pain in humans.

Pursuant to the terms of the agreement, SciSparc is entitled to up to USD 3.32 million based on the achievement of certain milestones, including (i) USD 50 thousand upon a successful preclinical safety test, (ii) USD 100 thousand upon first patient enrolled in phase I clinical trial, (iii) USD 120 thousand upon first patient enrolled in Phase 2a clinical trial, (iv) USD 150 thousand upon first patient enrolled in Phase 2b clinical trial, (v) USD 500 thousand upon first patient enrolled in Phase 3 clinical trials, (vi) USD 800 thousand upon approval by the FDA, (vii) USD 800 thousand upon approval by an EU regulatory body, and (viii) USD 800 thousand upon regulatory approval in any additional jurisdiction.

Additionally, SciSparc is eligible to receive royalties, on a country-by-country and product-by-product basis, at a rate of 5%, on aggregate net sales of a product that is based on the Licensed Patent Rights for a period of fifteen years from the date of the first sale of a Licensed Product, on a country-by-country basis, or through the date of expiration of valid claims of any licensed patents with respect to a Licensed Product in such country, if longer.

In consideration for purchase of the license, Polyrizon issued to SciSparc 320,000 ordinary shares and additionally committed to issue to Sciparc additional securities in the occurrence of certain events, including the listing of Polyrizon’s shares on a public exchange pursuant to an initial public offering, for a period of two years, such that the value of the aggregate amount of shares and other securities, as applicable, to be issued to Scisparc will equal USD 3 million based on the price at which such securities are to be offered at such initial public offering.